Trade and Other Receivables (Details) - Schedule of Trade and Other Receivables - EUR (€)	Dec. 31, 2023	Dec. 31, 2022
Trade and Other Receivables (Details) - Schedule of Trade and Other Receivables [Line Items]
Trade and other receivables	€ 565,183	€ 36,661
Outside parties [Member]
Trade and Other Receivables (Details) - Schedule of Trade and Other Receivables [Line Items]
Trade receivables	553,750	31,660
Other receivables		592
Related parties [member]
Trade and Other Receivables (Details) - Schedule of Trade and Other Receivables [Line Items]
Trade receivables	11,433
Other receivables		€ 4,409